Contingent Liabilities (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Contingent Liabilities
Contractual purchase obligations for 2014	$ 5,749
Contractual purchase obligations for 2015 and 2016	5,182
Contractual purchase obligations for 2017 and 2018	2,570
Contractual purchase obligations for years after 2019	$ 819